UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kleinheinz Capital Partners, Inc.
Address: 301 Commerce Street
         Suite 1900
         Fort Worth, Texas  76102

13F File Number:  028-10041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James K. Phillips
Title:     Chief Financial Officer
Phone:     817.348.8100

Signature, Place, and Date of Signing:

 /s/ James K. Phillips     Fort Worth, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $196,374 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103    11553  1202200 SH       SOLE                  1202200
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    13865   160000 SH       SOLE                   160000
ALTISOURCE RESIDENTIAL CORP    CL B             02153W100      966    60999 SH       SOLE                    60999
CHENIERE ENERGY INC            CALL             16411R908    37560  2000000 SH  CALL SOLE                  2000000
CONCHO RES INC                 COM              20605P101     8862   110000 SH       SOLE                   110000
CUMULUS MEDIA INC              CL A             231082108     7791  2917863 SH       SOLE                  2917863
INFUSYSTEM HLDGS INC           COM              45685K102     3167  2111480 SH       SOLE                  2111480
MERCK & CO INC NEW             COM              58933Y105    23377   571000 SH       SOLE                   571000
MONSANTO CO NEW                COM              61166W101     3786    40000 SH       SOLE                    40000
MYLAN INC                      COM              628530107    19476   709500 SH       SOLE                   709500
OCWEN FINL CORP                COM NEW          675746309    15566   450000 SH       SOLE                   450000
PENDRELL CORP                  COM              70686R104     5715  4500000 SH       SOLE                  4500000
PETROBRAS ARGENTINA S A        PUT              71646J959    38940  2000000 SH  PUT  SOLE                  2000000
POWERWAVE TECHNOLOGIES INC     NOTE 3.875%10/0  739363AF6      656 15000000 PRN      SOLE                 15000000
TW TELECOM INC                 COM              87311L104     5094   200000 SH       SOLE                   200000